As filed with the Securities and Exchange             Registration No. 33-75980*
Commission on February 12, 1997                       Registration No. 811-2513


--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        Post-Effective Amendment No. 6 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

          [ ]   60 days after filing pursuant to paragraph (a)(2) of Rule 485
          [X]   on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.                            PART A (PROSPECTUS)                                    LOCATION
        1          Cover Page...........................................   Cover Page

        2          Definitions..........................................   Definitions

        3          Synopsis.............................................   Prospectus Summary; Fee Table

        4          Condensed Financial Information......................   Condensed Financial Information

        5          General Description of Registrant, Depositor, and
                   Portfolio Companies..................................   The Company; Variable Annuity Account
                                                                           C; The Funds

        6          Deductions and Expenses..............................   Charges and Deductions; The Contract -
                                                                           Distribution

        7          General Description of Variable Annuity Contracts....   Contract Rights; Miscellaneous

        8          Annuity Period.......................................   Annuity Period

        9          Death Benefit........................................   Death Benefit

       10          Purchases and Contract Value.........................   The Contract;
                                                                           Determining Contract Value

       11          Redemptions..........................................   Contract Rights - Withdrawals; Contract
                                                                           Rights - Right to Cancel

       12          Taxes................................................   Tax Status

       13          Legal Proceedings....................................   Miscellaneous - Legal Proceedings

       14          Table of Contents of the Statement of Additional
                   Information..........................................   Statement of Additional Information -
                                                                           Table of Contents






FORM N-4                PART B (STATEMENT OF ADDITIONAL
ITEM NO.                           INFORMATION)                                          LOCATION

       15          Cover Page...........................................   Cover page

       16          Table of Contents....................................   Table of Contents

       17          General Information and History......................   General Information and History

       18          Services.............................................   General Information and History;
                                                                           Independent Auditors

       19          Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

       20          Underwriters.........................................   Offering and Purchase of Contracts

       21          Calculation of Performance Data......................   Performance Data; Average Annual
                                                                           Total Return Quotations

       22          Annuity Payments.....................................   Annuity Payments

       23          Financial Statements.................................   Financial Statements

                                 Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          VARIABLE ANNUITY ACCOUNT C


                              Prospectus Dated:
                                 May 1, 1997
 Group Installment Variable Annuity Contracts for HR 10 Plans and Rewrite of
                             Qualified 401 Plans
 =============================================================================

   The Contracts offered in connection with this prospectus are group installment Variable Annuity Contracts (the "Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contract is designed to fund Plans ("Plans") that provide for retirement income. The Plans may be entitled to tax-deferred treatment under the Internal Revenue Code of 1986, as amended (the "Code").


   The Contract allows values to accumulate under credited interest or variable options, or a combination of these options. It also provides for the payment of annuity benefits on a fixed or variable basis, or a combination thereof.

   The variable funding options currently available through the Separate Account under the Contract described in this Prospectus are as follows:


(bullet) Aetna Variable Fund
(bullet) Aetna Income Shares
(bullet) Aetna Variable Encore Fund
(bullet) Aetna Investment Advisers Fund, Inc.
(bullet) American Century VP Capital Appreciation (formerly TCI Growth)


   The credited interest options available for the accumulation of values are the Guaranteed Accumulation Account and the Fixed Account. The Guaranteed Accumulation Account and the Fixed Account are offered only in those states in which they are approved. Except as specifically mentioned, this Prospectus describes only the variable options of the Contract. Information about the Guaranteed Accumulation Account and the Fixed Account is found in Appendix I and Appendix II, respectively.


   This Prospectus contains the information about Variable Annuity Account C (the "Separate Account") that a prospective investor should know before investing. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed in this prospectus. An SAI may be obtained without charge by indicating the request on the prospectus receipt contained in this prospectus or by calling 1-800-232-5422.


   THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


           This Prospectus and the Statement of Additional Information
                            are dated May 1, 1997.

                              TABLE OF CONTENTS
 =============================================================================

DEFINITIONS                                           DEFINITIONS - 1
PROSPECTUS SUMMARY                                        SUMMARY - 1
FEE TABLE                                               FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION                       AUV HISTORY - 1
THE COMPANY                                                         1
VARIABLE ANNUITY ACCOUNT C                                          1
THE FUNDS                                                           1
  Fund Investment Advisers                                          2
  Mixed and Shared Funding                                          2
  Fund Additions, Limitations and Substitutions                     2
  404(c) Protection                                                 2
THE CONTRACT                                                        3
  Contract Purchase                                                 3
  Net Purchase Payments                                             3
  Distribution                                                      4
DETERMINING CONTRACT VALUE                                          4
  Accumulation Units                                                4
  Net Investment Factor                                             5
CONTRACT RIGHTS                                                     5
  Right to Cancel                                                   5
  Rights Under the Contract                                         5
  Transfers and Allocation Changes                                  5
  Withdrawals                                                       5
  Reinvestment Privilege                                            6
CHARGES AND DEDUCTIONS                                              6
  Maintenance Fee                                                   6
  Mortality and Expense Risk Charges                                7
  Administrative Expense Charge                                     7
  Fund Expenses                                                     7
  Allocation and Transfer of Fees                                   7
  Deferred Sales Charge                                             7
  Premium Tax                                                       8
ADDITIONAL WITHDRAWAL OPTIONS                                       8
  General                                                           8
  Estate Conservation Option                                        9
  Systematic Withdrawal Option                                      9
ANNUITY PERIOD                                                     10
  Annuity Period Elections                                         10
  Annuity Options                                                  10
DEATH BENEFIT                                                      12
  Accumulation Period                                              12
  Annuity Period                                                   12

TAX STATUS                                                         13
  Federal Tax Status of the Company                                13
  Use of the Contract                                              13
  Tax Status of Amounts Distributed Under The Contract             13
MISCELLANEOUS                                                      14
  Performance Reporting                                            14
  Voting Rights                                                    14
  Modification of the Contract                                     15
  Contract Holder Inquiries                                        15
  Telephone Transfers                                              15
  Transfer of Ownership; Assignment                                15
  Legal Proceedings                                                15
  Legal Matters                                                    15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                16
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT                        17
APPENDIX II--FIXED ACCOUNT                                         18

                                 DEFINITIONS
 =============================================================================

As used in this Prospectus, the following terms have the meanings shown:

Account Value: The dollar value of amounts held in an Account as of any Valuation Period, including the value of the Accumulation Units in the Funds, the amounts held in GAA, and any amounts invested in the Fixed Account, plus interest earned on those amounts, less any maintenance fees due, but excluding amounts used for Annuity Options.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of the Separate Account assets attributable to each Fund used as a variable funding option.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.

Annuitant: A natural person on whose life an Annuity payment is based.

Annuity: A series of payments for life, for a definite period, or a combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

Code: Internal Revenue Code of 1986, as amended.

Company: Aetna Life Insurance and Annuity Company, sometimes referred to as "we" or "us".

Contract: The group installment Purchase Payment variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to which the Contract is issued. The Contract Holder is usually the trustee of a trusteed Plan.


Contract Year: For HR 10 Contracts issued before June 1, 1992, and for all Corporate 401 Contracts, the period of 12 months measured from the Contract's effective date or from any anniversary of such effective date. For HR 10 Contracts issued on and after June 1, 1992, the period of 12 months measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date, subject to state approval.

Corporate 401 Contracts: Contracts designed for Corporate 401 Plans.


Distributor(s): The registered broker-dealer(s) which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Effective Date: The date on which the Company accepts and approves the Contract application.


ERISA: The Employee Retirement Income Security Act of 1974, as amended.


Funds: An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.


GAA: Guaranteed Accumulation Account, the credited interest option available in most jurisdictions for deposits under the Contract.


Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.


HR 10 Contracts: Contracts designed for HR 10 Plans.


Individual Account: A record established for each Participant to identify Contract values accumulated on the Participant's behalf during the Accumulation Period.

Market Value Adjustment: An amount deducted or added to amounts withdrawn early from the Guaranteed Accumulation Account to reflect changes in the market value of the investment since the date of deposit. See Appendix I and the

 -----------------------------------------------------------------------------
                               DEFINITIONS - 1
prospectus for the Guaranteed Accumulation Account for a discussion of how the market value adjustment is actually calculated.

Net Purchase Payments(s): The Purchase Payment(s) less premium taxes, if applicable.

Participant ("You"): An eligible person participating in a Plan.


Plan(s): There are two types of plans described in this Prospectus: Qualified tax-deferred retirement plans established by self-employed individuals ("HR 10 Plans"); and qualified tax-deferred retirement plans established by corporations that have elected to rewrite their individual pension annuity contracts ("Corporate 401 Plans"). HR 10 Plans for sole proprietorships or partnerships are sometimes referred to as Keogh Plans.


Plan Account: The record established for a Contract Holder of the Net Purchase Payment(s) accumulated under a Contract where Individual Accounts are not maintained.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

SEC: Securities and Exchange Commission.

Separate Account: Variable Annuity Account C, an account whose assets are segregated from other assets of the Company and which holds shares of the Funds acquired for the Contracts. The Company holds title to the assets held in the Separate Account.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers on behalf of the Separate Account to offer and sell the Contracts.


Valuation Period: The period of time from when the Company determines the Accumulation Unit Value and Annuity Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


Valuation Reserve: A reserve established pursuant to the insurance laws of Connecticut to measure voting rights during the Annuity Period and the value of a commutation right available under the "Payments for a Specified Period" nonlifetime Annuity option when elected on a variable basis under the Contract.

Variable Annuity Contract: An Annuity Contract providing for the accumulation of values and for Annuity payments which vary in dollar amount with investment.

 -----------------------------------------------------------------------------
                               DEFINITIONS - 2

                              PROSPECTUS SUMMARY
 =============================================================================


Contract Purchase
   The Contracts are designed for Plans established by self-employed individuals ("HR 10 Contracts"), or established by employers for their employees to provide retirement benefits under Corporate 401 Plans ("Corporate 401 Contracts"). The Contracts may be purchased by completing the proper application form and submitting it to the Distributor with the initial Purchase Payment. "Contract Purchase" in this Prospectus outlines the complete process of purchasing a Variable Annuity Contract.


Redemption
   The Contract Holder may withdraw all or a portion of the Contract or an Individual Account value during the Accumulation Period by properly completing and submitting to the Company a disbursement form provided by the Company. Certain charges and deductions may be assessed upon withdrawal. (See "Charges and Deductions.")

Deferred Sales Charge
   The maximum deferred sales charge that could be assessed on a full or partial withdrawal is 5% of the amount withdrawn. (See "Deferred Sales Charge" and "Withdrawals.")

Taxes and Withholding
   Certain distributions are subject to mandatory withholding. A 10% federal penalty tax may be imposed on a premature distribution paid to the Participants. (See "Tax Status of Amounts Distributed Under the Contract.")

Contract Charges
   Certain other charges are associated with this Contract such as the maintenance fee, mortality and expense risk charges, administrative expense charge, fund expenses, allocation and transfer fees, and premium tax. (See "Charges and Deductions" for a compete explanation of these charges.)


Free Look
   The Contract Holder may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation to the Company. Unless state law requires otherwise, the amount you will receive on cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of your Purchase Payments. (See "Contract Rights--Right to Cancel.")



 -----------------------------------------------------------------------------
                                 SUMMARY - 1

                                  FEE TABLE
                   (Based on year ended December 31, 1996)
 =============================================================================


The purpose of the Fee Table is to assist Contract Holders in understanding the various costs and expenses that will be borne, directly or indirectly, under the Contract. The information listed reflects the charges due under the Contract as well as the fees and expenses deducted from the Funds. Additional information regarding the charges and deductions assessed under the Contract can be found under "Charges and Deductions" in this Prospectus. Charges and expenses shown do not take into account premium taxes that may be applicable.

Contract Holder Transaction Expenses

Deferred Sales Charge (as a percentage of amount withdrawn)(1):

        Completed Contract Years             Deduction
 ----------------------------------------   -------------
  Less than 5                                       5%
  5 or more but less than 7                         4%
  7 or more but less than 9                         3%
  9 or more but less than 10                        2%
 10 or more                                         0%
Allocation and Transfer Fees(2)                $ 0.00
Annual Contract Maintenance Fee(3)              30.00


Separate Account Annual Expenses (HR 10 Contracts)
   (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)


Mortality and Expense Risk Fees                     1.25%
Administrative Expense Charge(4)                       0%
                                                  ---------
  Total Separate Account Annual Expenses            1.25%
                                                  =========


Separate Account Annual Expenses (Corporate 401 Contracts)
   (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options)

Mortality and Expense Risk Fees                    1.19%
Administrative Expense Charge(4)                      0%
                                                 ---------
  Total Separate Account Annual Expenses           1.19%
                                                 =========


(1) The total amount deducted for the deferred sales charge will not exceed 8.5% of the Purchase Payments made to the Individual Account. The deferred sales charge may be referred to in the Contract as a "surrender fee." See "Deferred Sales Charge" for instances in which this charge is not deducted.

(2) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a fee of $10 for each transfer or allocation change in excess of 12 per calendar year. (See "Transfers and Allocation Changes.")


(3) A Maintenance fee, to the extent permitted by state law, is also deducted upon termination of an Account.


(4) The Company currently does not impose an Administrative Expense Charge. However, the Company reserves the right to deduct a daily charge of not more than 0.25% per year from the variable portion of contract values.

 -----------------------------------------------------------------------------
                                FEE TABLE - 1

Mutual Fund Annual Expenses
(Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996)

                                                 Investment
                                                  Advisory          Other
                                                  Fees(1)        Expenses(2)
                                               (after expense   (after expense      Total Fund
                                               reimbursement)   reimbursement)   Annual Expenses
                                               --------------   --------------   ----------------
Aetna Variable Fund(3)                              0.50%            0.06%             0.56%
Aetna Income Shares(3)                              0.40%            0.08%             0.48%
Aetna Variable Encore Fund(3)                       0.25%            0.10%             0.35%
Aetna Investment Advisers Fund, Inc.(3)             0.50%            0.08%             0.58%
American Century VP Capital Appreciation(4)         1.00%            0.00%             1.00%


(1) Certain of the unaffiliated Fund managers reimburse the Company for administrative costs incurred in connection with administering the Fund as a variable funding option under the Contract. These reimbursements are paid out of the managers' investment advisory fees and are not charged to investors.

(2) A Fund's "Other Expenses" include operating costs of the fund. The expenses are factored into the Fund's net asset value and are not deducted from the Contract Holder's or Participant's Account Value.


(3) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.


(4) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, and expenses of the non-interested directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

 -----------------------------------------------------------------------------
                                FEE TABLE - 2

Hypothetical Illustration (Example)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


Assuming a 5% annual return on assets, you would have paid the following on a $1,000 investment:(1)


HR 10 Contracts



                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                              If you make a complete withdrawal of         If you do not make a complete
                              your contract at the end of the              withdrawal of your contract or if you
                              applicable time period:                      annuitize:*
                             1 year   3 years  5 years    10 years    1 year   3 years  5 years    10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund            $        $        $          $           $        $        $          $
Aetna Income Shares            $        $        $          $           $        $        $          $
Aetna Variable Encore Fund     $        $        $          $           $        $        $          $
Aetna Investment Advisers
  Fund, Inc.                   $        $        $          $           $        $        $          $
American Century VP
  Capital Appreciation
  (formerly TCI Growth)        $        $        $          $           $        $        $          $


Corporate 401 Contracts



                                            EXAMPLE A                                EXAMPLE B
                              --------------------------------------   ---------------------------------------
                              If you make a complete withdrawal of         If you do not make a complete
                              your contract at the end of the              withdrawal of your contract or if you
                              applicable time period:                      annuitize:*
                             1 year   3 years  5 years    10 years    1 year   3 years  5 years    10 years
                             -------  -------  -------    ----------  -------  -------  -------   -----------
Aetna Variable Fund            $        $        $          $           $        $        $          $
Aetna Income Shares            $        $        $          $           $        $        $          $
Aetna Variable Encore Fund     $        $        $          $           $        $        $          $
Aetna Investment Advisers
  Fund, Inc.                   $        $        $          $           $        $        $          $
American Century VP
  Capital Appreciation
  (formerly TCI Growth)        $        $        $          $           $        $        $          $


(1) The illustration reflects the $30.00 annual maintenance fee as an annual
    charge of      % of assets.


* This example would not apply if a nonlifetime variable annuity option is selected and a lump sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would than apply. (See Example A.)

 -----------------------------------------------------------------------------
                                FEE TABLE - 3

                       CONDENSED FINANCIAL INFORMATION
                           Corporate 401 Contracts
  (Selected data for accumulation units outstanding throughout each period)
 =============================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.



                                       1996         1995         1994         1993         1992
                                    ----------   ----------   ----------   ----------   -----------
AETNA VARIABLE FUND
Value at beginning of period                      $138.406      $141.424     $134.081     $127.171
Value at end of period                            $180.879      $138.406     $141.424     $134.080
Increase (decrease) in value
  of accumulation unit(1)                   (4)      30.69%        (2.13)%       5.48%        5.43%
Number of accumulation
  units outstanding at end of
  period                                           549,056     1,258,166    1,616,018    1,829,160
AETNA INCOME SHARES
Value at beginning of period                       $40.570       $42.675      $39.376      $37.086
Value at end of period                             $47.405       $40.570      $42.675      $39.376
Increase (decrease) in value
  of accumulation unit(1)                   (5)      16.85%        (4.93)%       8.38%        6.17%
Number of accumulation
  units outstanding at end of
  period                                            72,902       181,535      241,551      263,105
AETNA VARIABLE ENCORE FUND
Value at beginning of period                       $36.723       $35.701      $35.009      $34.172
Value at end of period                             $38.485       $36.723      $35.701      $35.009
Increase (decrease) in value
  of accumulation unit(1)                   (6)       4.80%         2.88%        1.98%        2.45%
Number of accumulation
  units outstanding at end of
  period                                           150,480       241,159      312,350      471,585
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                       $14.317       $14.558      $13.407      $12.755
Value at end of period                             $18.024       $14.317      $14.558      $13.407
Increase (decrease) in value
  of accumulation unit(1)                   (7)      25.89%        (1.66)%       8.59%        5.11%
Number of accumulation
  units outstanding at end of
  period                                           393,613       756,261    1,142,268    1,129,453
AMERICAN CENTURY VP AGGRESSIVE GROWTH
Value at beginning of period                       $10.213       $10.469      $10.000(3)
Value at end of period                             $13.224       $10.213      $10.463
Increase (decrease) in value
  of accumulation unit(1)                   (8)      29.47%        (2.39)%       4.63%
Number of accumulation
  units outstanding at
  end of period                                  4,184,701    12,096,731   12,272,152

                                       1991         1990         1989         1988         1987
                                    ----------   ----------   ----------   ----------   -----------
AETNA VARIABLE FUND
Value at beginning of period         $101.824      $99.758      $78.220      $69.051       $66.237
Value at end of period               $127.171     $101.824      $99.758      $78.220       $69.051
Increase (decrease) in value
  of accumulation unit(1)               24.89%        2.07%       27.54%       13.28%         4.25%
Number of accumulation
  units outstanding at end of
  period                            1,956,479    2,169,721    2,496,795    3,030,548     3,740,739
AETNA INCOME SHARES
Value at beginning of period          $31.424      $29.142      $25.734      $24.197       $23.426
Value at end of period                $37.086      $31.424      $29.142      $25.734       $24.197
Increase (decrease) in value
  of accumulation unit(1)               18.02%        7.83%       13.24%        6.35%         9.29%
Number of accumulation
  units outstanding at end of
  period                              283,119      251,861      248,678      284,650       251,513
AETNA VARIABLE ENCORE FUND
Value at beginning of period          $32.460      $30.295      $28.028      $26.387       $25.001
Value at end of period                $34.172      $32.460      $30.295      $28.028       $26.387
Increase (decrease) in value
  of accumulation unit(1)                5.27%        7.15%        8.09%        6.22%         5.54%
Number of accumulation
  units outstanding at end of
  period                              470,248      624,613      542,581      637,833       627,039
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period          $10.906      $10.440      $10.000(2)
Value at end of period                $12.755      $10.906      $10.440
Increase (decrease) in value
  of accumulation unit(1)               16.86%        4.46%        4.40%
Number of accumulation
  units outstanding at end of
  period                              725,598      619,748      470,302
AMERICAN CENTURY VP AGGRESSIVE GROWTH
Value at beginning of period
Value at end of period
Increase (decrease) in value
  of accumulation unit(1)
Number of accumulation
  units outstanding at
  end of period


   (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

   (2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

   (4) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (5) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.


 -----------------------------------------------------------------------------
                               AUV HISTORY - 1

   (6) The Accumulation Unit value was converted to $        on    , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (7) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (8) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.



 -----------------------------------------------------------------------------
                               AUV HISTORY - 2

                       CONDENSED FINANCIAL INFORMATION
                               HR 10 Contracts
  (Selected data for accumulation units outstanding throughout each period)
 =============================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, Independent Auditors. The financial statements as of and for the year ended December 31, 1996 and the Independent Auditors' report thereon, are included in the Statement of Additional Information.



                                       1996           1995         1994           1993           1992
                                    ----------     ----------   ----------     ----------     -----------
AETNA VARIABLE FUND
Value at beginning of period                        $105.558      $107.925       $102.383        $97.165
Value at end of period                              $137.869      $105.558       $107.925       $102.383
Increase (decrease) in value of
  accumulation unit(1)                        (4)       30.61%       (2.19)%         5.41%          5.37%
Number of accumulation units
  outstanding at end of period                     6,364,000    13,966,072     21,148,863     24,201,565
AETNA INCOME SHARES
Value at beginning of period                         $40.173       $42.283        $39.038        $36.789
Value at end of period                               $46.913       $40.173        $42.283        $39.038
Increase (decrease) in value of
  accumulation unit(1)                        (5)      16.78%        (4.99)%         8.31%          6.11%
Number of accumulation units
  outstanding at end of period                     2,377,622     5,108,720      8,210,666      8,507,292
AETNA VARIABLE ENCORE FUND
Value at beginning of period                         $36.271       $35.282        $34.619        $33.812
Value at end of period                               $37.988       $36.271        $35.282        $34.619
Increase (decrease) in value of
  accumulation unit(1)                        (6)       4.73%         2.80%          1.92%          2.39%
Number of accumulation units
  outstanding at end of period                     1,836,260     3,679,802      5,086,515      7,534,662
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                         $14.270       $14.519        $13.379        $12.736
Value at end of period                               $17.954       $14.270        $14.519        $13.379
Increase (decrease) in value of
  accumulation unit(1)                        (7)      25.82%        (1.71)%         8.52%          5.05%
Number of accumulation units
  outstanding at end of period                     9,193,181    21,990,186     30,784,750     34,802,433
AMERICAN CENTURY VP AGGRESSIVE GROWTH
Value at beginning of period                         $10.213       $10.463        $10.000(3)
Value at end of period                               $13.224       $10.213        $10.463
Increase (decrease) in value of
  accumulation unit(1)                        (8)      29.47%        (2.39)%         4.63%
Number of accumulation units
  outstanding at end of period                     4,184,701     12,096,73      12,272,15

                                       1991         1990         1989         1988         1987
                                    ----------   ----------   ----------   ----------   -----------
AETNA VARIABLE FUND
Value at beginning of period           $77.845      $76.311      $59.871      $52.885      $50.760
Value at end of period                 $97.165      $77.845      $76.311      $59.871      $52.885
Increase (decrease) in value of
  accumulation unit(1)                   24.82%        2.01%       27.46%       13.21%        4.19%
Number of accumulation units
  outstanding at end of period      20,948,226   18,362,906   17,142,820   16,455,396   16,497,406
AETNA INCOME SHARES
Value at beginning of period           $31.192      $28.943      $25.574      $24.061      $23.308
Value at end of period                 $36.789      $31.192      $28.943      $25.574      $24.061
Increase (decrease) in value of
  accumulation unit(1)                   17.94%        7.77%       13.17%        6.29%        3.23%
Number of accumulation units
  outstanding at end of period       7,844,412    6,984,793    6,202,834    5,955,293    5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period           $32.138      $30.012      $27.783      $26.171      $24.812
Value at end of period                 $33.812      $32.138      $30.012      $27.783      $26.171
Increase (decrease) in value of
  accumulation unit(1)                    5.21%        7.08%        8.02%        6.16%        5.48%
Number of accumulation units
  outstanding at end of period       8,430,082   10,220,110    8,286,033    8,154,644    7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period           $10.896      $10.437      $10.000(2)
Value at end of period                 $12.736      $10.896      $10.437
Increase (decrease) in value of
  accumulation unit(1)                   16.89%        4.40%        4.37%
Number of accumulation units
  outstanding at end of period      22,898,099   17,078,985    9,535,986
AMERICAN CENTURY VP AGGRESSIVE GROWTH
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

   (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deductions from Purchase Payments for sales load. Inclusion of these charges would reduce the investment results shown.

   (2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (3) The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.


   (4) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (5) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.


 -----------------------------------------------------------------------------
                               AUV HISTORY - 3

   (6) The Accumulation Unit value was converted to $        on    , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (7) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.

   (8) The Accumulation Unit value was converted to $        on     , 1996,
       when the Contracts were migrated to a different administrative system. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of
       the year to the date of conversion was    %; the percentage change in
       the Accumulation Unit value from the date of conversion to the end of
       the year was    %.



 -----------------------------------------------------------------------------
                               AUV HISTORY - 4

                                 THE COMPANY
 =============================================================================

   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                          VARIABLE ANNUITY ACCOUNT C
 =============================================================================

   Variable Annuity Account C is a Separate Account established by the Company in 1976 pursuant to the insurance laws of the State of Connecticut. The Separate Account was formed for the purpose of segregating assets attributable to the variable portions of Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, and meets the definition of "separate account" under the federal securities laws.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains or losses of the Separate Account are credited to or charged against all assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                                  THE FUNDS
 =============================================================================

   The Contract Holder will designate some or all of the Funds described below as variable funding options under the Contract. The Contract Holder, or the Participant, if allowed by the Contract Holder may select one or more of the Funds for investment of the Purchase Payments made on their behalf. Except where noted, all of the Funds are diversified as defined in the Investment Company Act of 1940.

(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

(bullet) Aetna Investment Advisers Fund, Inc. is a managed mutual fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.


(bullet) American Century Variable Portfolio, Inc.--American Century VP
         Aggressive Growth (formerly TCI Growth) seeks capital growth by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of TCI Growth's management, have better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of prices generally. The Fund may invest in foreign securities. Foreign investing involves risks that differ from those involved in domestic investing. See the Fund's prospectus for a discussion of these risks.

 -----------------------------------------------------------------------------

   There is no assurance that the Funds will achieve their investment objectives. Contract Holders bear the full investment risk of investments in the Funds selected.

   Some of the above funds may use instruments known as derivatives as part of their investment strategies as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds. More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and must accompany this Prospectus. Contract Holders should read the accompanying prospectuses and Statements of Additional Information for this Prospectus and each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed on the cover of this Prospectus.

Fund Investment Advisers

The following identifies the investment adviser for each Fund.


              Fund                       Investment Adviser
--------------------------------  -------------------------------
Aetna Variable Fund               Aetna Life Insurance and
                                   Annuity Company (ALIAC)*
Aetna Income Shares               ALIAC*
Aetna Variable Encore Fund        ALIAC*
Aetna Investment Advisers
  Fund, Inc.                      ALIAC*
American Century VP
  Aggressive Growth               American Century Investment
  (formerly TCI Growth)            Management, Inc.
* Aeltus Investment Management, Inc., Subadviser


Mixed and Shared Funding
   Shares of the Funds are sold to the Company for funding variable annuities. The Funds may be sold to other companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance policies through variable life separate accounts sponsored by the Company or by third parties. This is referred to as "mixed funding."

   It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in these Funds simultaneously, since the interests of the contract holders or policy owners may differ. Each Fund's Board of Trustees or Directors has agreed to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.


Fund Additions and Substitutions
   The Company may, from time to time, add, withdraw or substitute Funds as eligible variable funding options under the Contracts, subject to the conditions in the Contract and to compliance with regulatory requirements.


   The Company's current policy is to allow only Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. to be used as variable investment options during the Annuity Period. (See "Annuity Period Elections.")


   The Contract Holder may decide to offer only a select number of Funds as funding options under its Plan.

404(c) Protection


   The Employee Retirement Income Security Act of 1974 (ERISA) imposes a "prudent man" standard of investment selection and monitoring on employers and other pension plan fiduciaries. Fiduciaries can be held liable for plan investment losses if they fail to invest plan assets prudently. However,
Section 404(c) of ERISA provides limited relief from liability in participant-directed individual account plans where the plans' investment options meet special conditions.

   The five mutual fund options offered under the Contract allow plan trustees to take advantage of the 404(c) protection. These five funds qualify as "core funds" under the 404(c) rules since they are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily, and are look-through investment vehicles (mandatory for employees with small account balances). The Fixed and Guaranteed Accumulation Accounts are designed to be additional investments (not 404(c) core funds) which, in combination with the Funds, provide employers with both a well-rounded portfolio and 404(c) protection without the need for outside investment managers.

   Although the Contract can provide employers and trustees with 404(c) protection, it is important to understand that the Company is not a designated fiduciary

 -----------------------------------------------------------------------------
nor investment manager for any pension plan, since the Company has no discretionary authority over the plan or its investments. Rather, the Company's responsibility is to carry out the investment instructions received from the trustee and/or employees in accordance with applicable federal and state requirements. The employer and plan trustee always have overall fiduciary responsibility for their plan. It is also important to note that the plan trustees must take certain affirmative actions in order to avail themselves of 404(c) protection and should carefully review the applicable Department of Labor regulations (29 C.F.R. SS. 2550.404c-1).

   Contract Holders and Participants should read the accompanying prospectuses of the Funds carefully before investing. Fund prospectuses may be obtained from the Company at its Home Office.


                                 THE CONTRACT
 =============================================================================

Contract Purchase
   An organization eligible to establish HR 10 Plans may acquire a group HR 10 Contract for its Plan by filling out the appropriate master application form and returning it to the Company or to a Distributor for delivery to the Company. Once we approve the application, a group Contract is issued to the organization as Contract Holder. The Contract Holder exercises all rights under the Contracts. (See "Contract Rights.") Purchase Payments to the HR 10 Contract may not be less than $25 per payment per Participant and annual Aggregate Purchase Payments must be at least $6,000 ($2,000 average per Participant, if less than three Individual Accounts).

   The Corporate 401 Contract was available, through the Company's rewrite program, only to Contract Holders of Individual Pension Trust Contracts issued prior to May 1, 1975, who elected to discontinue Purchase Payments to their existing Contracts and direct future Purchase Payments to new Contracts. The Contract is no longer available for new sales.


   Participants may fill out an enrollment form or forms and return them to the Company or to a Distributor for delivery to the Company for review, acceptance or rejection. The Company must accept or reject an application or enrollment form within two business days of its receipt. If the application or enrollment form is incomplete, the Company may hold it and any accompanying Purchase Payment for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder or Participant, pending acceptance of the application or enrollment form. If the application or enrollment form is accepted, a Contract will be issued to the Contract Holder. Any Purchase Payment accompanying the application or enrollment form or received prior to acceptance of the application, will be invested as of the date of acceptance. If the application or enrollment form is rejected, the application or enrollment form and any Purchase Payments will be returned to the Contract Holder.


   A single master group Contract is issued to cover all present and future Participants. If a group Contract is not permitted by the state, an individual Contract will be issued. Group Contracts may be issued in either allocated or unallocated form. An allocated Contract provides for the establishment of an Individual Account for each Participant. An unallocated Contract does not provide for the establishment of Individual Accounts but all Purchase Payments are applied to a single Plan Account.

   The Purchase Payments made on behalf of a Participant in a defined contribution Plan are determined by the Plan contribution formula. Generally, Code section 415 imposes an annual limit of the lesser of $30,000 or 25% of includible compensation for each Participant. Purchase Payments for a defined benefit Plan are determined on an actuarial basis to provide Plan benefits for all Participants. These Purchase Payments are held in a single Plan Account. Under Code Section 415, a Plan can provide annual benefits of the lesser of $125,000 (for 1997) or 100% of includible compensation for each Participant. Under Code Section 402(g) for 401(k) Plans, the maximum elected deferral is $9,500 (for 1997).


Net Purchase Payments
   Each Purchase Payment is forwarded to the Company through a Distributor. Each Net Purchase Payment, to the extent it is to be accumulated on a variable basis, is placed in the Separate Account and credited to the Contract.

   The Contract Holder or, if permitted by a Plan, the Participant may elect to have the Net Purchase Payment(s) accumulate (a) on a variable basis by allocation to one of

 -----------------------------------------------------------------------------
more of the available Funds; (b) on a fixed basis under one or more of the available credited interest options; or (c) in a combination of any of the available investment options. The Net Purchase Payment(s) must be allocated to the respective options in increments of whole percentage amounts.

   The Contract Holder or, if permitted by a Plan, the Participant may elect to change the allocation of future Net Purchase Payments to any accumulation option described above.

Distribution
   The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell Variable Annuity Contracts. These registered representatives may also provide service to Participants in connection with establishing their Accounts under the Contract.


   Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum amount that the Company will ever pay as commission with respect to any given Purchase Payment is in the first Purchase Payment Period and range from 2% of that Purchase Payment. The Company may also pay renewal commissions and service fees. In limited circumstances, we also pay certain of these professionals profit sharing and other compensation, overrides or reimbursement for expenses. The average of all payments made by the Company is equal to approximately 2% of the total Purchase Payments made over the estimated life of the Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charges."


   Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the association for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or association would endorse the Company as a provider of the Contract. Participants will be notified if they are purchasing a Contract that is subject to these arrangements.

                          DETERMINING CONTRACT VALUE
 =============================================================================


Accumulation Units
   A Purchase Payment that is directed to one or more of the Funds is deposited in the Separate Account and credited to the Account in the form of Accumulation Units for each Fund selected. The number of Accumulation Units credited is determined by dividing the applicable portion of the Purchase Payment by the Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is that next-computed following the date on which a Purchase Payment is received, unless the application has not been accepted. In that event, Purchase Payments will be credited at the Accumulation Unit value next determined after acceptance of the application. Shares of the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Purchase Payments by the Separate Account. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

   Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to the Contract at the Accumulation Unit Value next determined after receipt by the Company of your payment or transfer request.



 -----------------------------------------------------------------------------

Net Investment Factor
   The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

   The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net investment rate.


   The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account, divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at an annual rate of 1.25% for HR 10 Contracts, and 1.19% for Corporate 401 Contracts, for the Annuity mortality and expense risks, and a daily administrative expense charge which will not exceed 0.25% on an annual basis. The administrative expense charge is currently 0%. The net investment rate may be more or less than zero.


                               CONTRACT RIGHTS
 =============================================================================

Right to Cancel
   The Contract Holder may cancel the Contract no later than ten days after receiving it (or as otherwise allowed by state law) by returning it along with a written notice of cancellation of the Company. The Company will produce a refund not later than seven days after it receives the Contract and the written notice at the Home Office. Unless the applicable state law requires a refund of Purchase Payments only, the Company will refund the Purchase Payment(s) plus any increase or minus any decrease in the value attributable to any Purchase Payments allocated to the variable option(s).

Rights Under the Contract
   All rights under the Contract rest with the Contract Holder, which is usually the employer. In the case of a trusteed Plan, the Plan trustee will be the Contract Holder. Benefits available to Participants are governed exclusively by the provisions of the Plan. Some of the options and elections under the Contract may not be available to Participants under the provisions of the Plan.

Transfers and Allocation Changes
   During each calendar year, the Contract Holder, or if applicable, the Participant may change the allocation of future Net Purchase Payments among the allowable investment options. Currently, an unlimited number of allocation changes may be made in a calendar year free of charge. However, the Company reserves the right to charge $10 for each allocation change in excess of 12 in a calendar year.

   During the Accumulation Period only, the Company currently permits an unlimited number of free transfers of accumulated values in the Individual or Plan Account each calendar year. The Company reserves the right to charge $10 for each transfer in excess of 12 in a calendar year. Transfers may be made among the available Funds or from any of the Funds to a credited interest option. Any transfer will be based on the Accumulation Unit value next determined after a proper request is received at the Home Office. See Appendix I and II for information on transfers from credited interest options.

   During the Annuity Period, no transfers of accumulated value are allowed.

Withdrawals
   The Contract Holder may withdraw all or a portion of the Individual or Plan Account value during the Accumulation Period. To do so, the Contract Holder must properly complete a disbursement form provided by the Company and send it to the Company's Home Office. Disbursement forms are available from the Company and its representatives. Withdrawals may be requested in one of the following ways:

  (bullet) Full withdrawal of the Contract: The amount paid will be the full value of the Plan Accounts minus any applicable deferred sales charge(s) and maintenance fees due.

  (bullet) Full withdrawal of an Individual Account: The amount paid will be the full value of the Individual Account minus any applicable deferred sales charge and maintenance fee due.*

  (bullet) Partial withdrawal (percentage): The amount paid will be the percentage of the Individual or Plan Account value requested minus any applicable deferred sales charge.*

  (bullet) Partial withdrawal (specific dollar amount): The amount paid will be the dollar amount requested. However, the

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                                       5
amount withdrawn from the Individual or Plan Account will equal the dollar amount requested minus any applicable deferred sales charge.*

   * A 20% income tax may be withheld from amounts paid directly to a Participant. See "Tax Status of Amounts Distributed Under the Contract."

   All amounts paid will be based on Individual or Plan Account values as of the end of the Valuation Period for which the request is received in the Home Office or such later date as the disbursement form may specify. For any partial withdrawal, unless requested otherwise by the Contract Holder, the value of the Accumulation Units cancelled will be withdrawn proportionately from each investment option used under the Individual or Plan Account.

   Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days after a properly completed withdrawal form is received at the Company's Home Office or within seven calendar days of the date the withdrawal from may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the funds is not reasonably practicable or is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC may by order permit for the protection of Contract Holders and Participants. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Reinvestment Privilege
   The Contract Holder may elect to reinvest all or a portion of the proceeds received from the full withdrawal of a Plan or Individual Account within 30 days after such withdrawal. Accumulation Units will be credited to the Plan or Individual Account for the amount reinvested, as well as for any applicable maintenance fee and any appropriate portion of any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal.

   The number of Accumulation Units credited will be based upon the Accumulation Unit value(s) next computed after the Company's Home Office receives the reinvestment request along with the amount to be reinvested. The reinvestment privilege may be used only once. A Contract Holder contemplating reinvestment should seek competent advice regarding the tax consequences associated with such a transaction.

                            CHARGES AND DEDUCTIONS
 =============================================================================


Maintenance Fee
   An annual maintenance fee is deducted during the Accumulation Period from each Individual or Plan Account on its anniversary date (or, if not a valuation date, on the next valuation date). This fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Individual or Plan Account. The Company deducts this fee from each respective investment option in the same proportion as the values held under each option bear to the total value of the Individual Account. The maintenance fee, to the extent permitted by state law, is also deducted upon termination of an Individual or Plan Account.


   The annual maintenance fee is $30 for each Individual Account. The annual maintenance fee for a Plan Account is $30 for each Participant for whom payments are being made to the Contract to a maximum of $240 for the Plan Account.

   The Contract Holder may elect to pay the annual maintenance fee directly to the Company for all Participants. In this case, the maintenance fee will not be deducted from the current value.


   For HR 10 Contracts, the Contract Holder may be eligible for a maintenance fee reduction. At installation, if the contract has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee for all participants will be reduced by $10. Subsequent to the installation and for Contracts effective prior to June 1, 1992, the maintenance fee for all participants will be reduced by $5 if the contract has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments.


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                                       6

   For Corporate 401 Contracts, the maintenance fee will be reduced by $5 if the Contract has 25 or more active Participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments.



   For all contracts, the maintenance fee is waived if (a) a Participant has a total of less than $100 in his or her Individual Accounts, (b) a Participant enrolls within 90 days of the maintenance fee deduction, or (c) upon termination of an Individual or Plan Account, a maintenance fee has been deducted within the previous 90 days.



Mortality and Expense Risk Charges
   The Company makes a daily deduction from the variable portion of Contract values for mortality and expense risks. This deduction, made as part of the calculation of Accumulation and Annuity Unit value(s), is equivalent to 1.25% per year for HR 10 Contracts and 1.19% per year for Corporate 401 Contracts.

   The mortality risk charge is to compensate the Company for the risk it assumes when it promises to continue making payments for the lives of individual Annuitants according to Annuity rates specified in the Contract at issue. The expense risk charge is to compensate the Company for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. During 1996, the Company
received $           for mortality and expense risks from Contracts under the
Separate Account.

Administrative Expense Charge
   The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   Under the Contract, the amount of the administrative expense charge may be an amount equal, on an annual basis, of up to 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Accumulation Period or the Annuity Period. Once an Annuity option is elected, the charge will be established and will be effective during the entire Annuity Period.


Fund Expenses
   Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

Allocation and Transfer of Fees
   Once 12 allocation changes or 12 transfers have been made in a calendar year, we reserve the right to charge a fee of not more than $10 for each additional change or transfer. We currently do not impose a fee.

Deferred Sales Charge
   There are no deductions from Purchase Payments for sales commissions or related expenses. Sales commissions and expenses are advanced by the Company and recovered out of any deferred sales charges or, if deferred sales charges are insufficient, out of its profits from investment activities, including the mortality and expense risk charges under the Contract. For sales commissions paid in connection with the sale of Contracts, see "Contract Purchase--Distribution." Deferred sales charges may be deducted from amounts withdrawn during the first 10 Contract Years, as set forth in the table below. The deferred sales charge will apply to withdrawals during the Accumulation Period. It will apply during the Annuity Period if the nonlifetime Annuity Option is elected on a variable basis and the remaining value is withdrawn before three years of Annuity payments have been completed. (See "Annuity Period--Annuity Options.") There are additional restrictions and deductions on withdrawals. (See "Contract Rights--Withdrawals.") The following table reflects the deferred sales charge deduction as a percentage of the amount withdrawn:

                                      Deferred Sales
    Completed Contract Years         Charge Deduction
--------------------------------  ---------------------
Less than 5                                  5%
5 or more but less than 7                    4%
7 or more but less than 9                    3%
9 or more but less than 10                   2%
10 or more                                   0%
-------------------------------------------------------

   The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Individual or Plan Account.

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                                       7

   A deferred sales charge is not deducted from any portion of the Individual or Plan Account value that is:

   (a) applied to provide Annuity benefits;

   (b) paid due to the death of the Participant;

   (c) withdrawn on or after the completion of 10 Contract Years;

   (d) withdrawn due to the election of the Systematic Withdrawal or Estate Conservation Option;

   (e) withdrawn as a rollover to another pension or IRA Contract issued by the Company; or

   (f) paid where the Individual Account value is less than $2,500 and no withdrawals have been made from that Individual Account within the prior 12 months. All individual Account values held on behalf of the Participant will be added together to determine eligibility for the $2,500 exemption. This provision is not available under Plan Accounts (where Individual Accounts are not maintained by the Company) or applicable to the withdrawal of all Individual Accounts under one Contract established with the Company.

   In the instances cited in the above paragraphs, no deferred sales charge is deducted. However, the amount withdrawn may be subject to the 10% federal penalty tax. (See "Tax Status of Amounts Distributed Under the Contract.")

   Based on its actuarial determination, the Company does not anticipate that the deterred sales charge will cover all sales and administrative expenses which the Company will incur in connection with the Contract. Also, the Company does not intend to profit from either the annual maintenance fee or the administrative expense charge, if imposed. The Company does hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by the Company and held in the general account (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

Premium Tax
   Several states and municipalities impose a premium tax on annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

   Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based upon our determination of when such tax is due. The Company will absorb any municipal premium tax that is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                        ADDITIONAL WITHDRAWAL OPTIONS
 =============================================================================

General
   The Company offers two additional withdrawal options that are not considered Annuity options: the Estate Conservation Option ("ECO") and the Systematic Withdrawal Option ("SWO"). These options are available to Participants with contract values of at least $25,000 at the time of election and are available at certain ages as described below. Under SWO, Participants receive a series of partial withdrawals from the account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays you that amount once a year.

   Amounts withdrawn for ECO and SWO will be deducted from the Contract in the same manner as for any other withdrawals during the Accumulation Period except that no deferred sales charge will be applied. (See "Contract Rights--Withdrawals" and "Charges and Deductions--Deferred Sales Charge.") Since ECO and SWO are not Annuity options, the Individual or Plan Account remains in the Accumulation Period, retains all the rights and flexibility described in this Prospectus, and is subject to all other Contract charges. The value of the

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                                       8

Accumulation Units cancelled will be withdrawn from the respective investment options in the same proportion as their respective values bear to the total value of the portion of the Plan Account. The Company reserves the right to discontinue the availability of these options and to change the terms for future elections.

   Once elected, these options may be revoked by the Contract Holder at any time, but only by submitting a written request to the Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again.

   Participants should determine the availability of ECO and SWO under their Plan (by checking with the Contract Holder), and the terms and conditions that may apply.

   SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount or fixed time period, whereas ECO payments vary in dollar amount and can continue indefinitely during the Contract Holder's or Participant's lifetime and (2) generally, SWO payments will be higher than expected ECO payments. Participants should carefully assess their future income needs when considering the election of these distribution options.

   Participants should also consult their tax adviser before to requesting the election of these conditions due to the potential for adverse tax consequences.

   In the event of the Participant's death, payments may be continued if allowed by the Plan.

Estate Conservation Option
   The Company will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the prior December 31 value of the Individual or Participant's portion of the Plan Account, as directed by the Contract Holder, by a life expectancy factor from tables designated by the Internal Revenue Service ("IRS"). The factor will be based on either the Participant's life expectancy or the joint life expectancies of the participant and the Participant's spouse. If ECO is elected based on the Participant's life expectancy, the full value of the Individual or Participant's portion of the Plan Account must be distributed in the year following the Participant's death, as required by current IRS regulations. Factors will be redetermined for each year's distribution. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which payment is being made. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.


   At the time of ECO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which ECO is applied must be $25,000 or more. Distributions may not start earlier than the year the Participant attains age 70-1/2, or such later time when distributions must commence as specified under the Code, whichever is appropriate.


Systematic Withdrawal Option
   The Company will distribute a portion of the Individual or Participant's portion of the Plan Account, as directed by the Contract Holder, annually. The Company reserves the right to provide payments more frequently.

   The annual minimum SWO distribution, or maximum SWO time period, will be determined, as directed by the Contract Holder, by a life expectancy factor from tables designated by the IRS. The factor will be based on either the Participant's life expectancy or the joint life expectancies of the Participant and Participant's spouse. Factors will be reduced by one for each distribution year.


   At the time of SWO election, the total aggregate value of all Individual Accounts or portions of Plan Accounts to which SWO is applied must be $25,000 or more. Distributions may not start earlier than the year the Participant attains age 70-1/2, or such later time when distributions must commence as specified under the Code, whichever is appropriate.


   One of two methods of distribution may be elected:

   (a) Specified Payment--payments of a designated dollar amount. The minimum specified payment is determined by dividing the value of the Individual or Participant's portion of the Plan Account by the life expectancy factor. The value of the Individual or Participant's portion of the Plan Account to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made. The dollar amount chosen must be at least $250 annually but cannot be greater than 10% of the cash value applied to SWO. This amount will remain constant unless a higher amount is required under Code minimum distribution regulations. If a payment is less than the amount determined under the Code's minimum distribution regulations, the Company will calculate and pay the minimum distribution amount.

   (b) Specified Period--payments for a designated time period. The specified period must be at least 10 years but

 -----------------------------------------------------------------------------
no greater than the Participant's life expectancy factor. The first distribution must be at least $250. Each annual distribution is determined by dividing the Individual Account or total portions of the Plan Accounts' value by the number of years remaining in the elected period. The value to be used in this calculation is the value on the December 31st prior to the year for which the payment is being made.

                                ANNUITY PERIOD
 =============================================================================

Annuity Period Elections
   The Contract Holder must notify the Company in writing of the Annuity start date and Annuity Option elected. Until a date and option are elected, the Individual or Plan Account will continue in the Accumulation Period.

   The Contract Holder may give written notice to the Company at least 30 days before Annuity payments begin by electing or changing (a) the date on which Annuity payments are to start, (b) the Annuity option, (c) whether the payments are to be made monthly, quarterly, semiannually or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., or any combination thereof). No other Funds may currently be used as investment options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

   If Annuity payments are to be made on a variable basis (i.e., Aetna Variable Fund, Aetna Income Shares and/or Aetna Investment Advisers Fund, Inc. are chosen), the first and subsequent payments will vary depending on the assumed net investment rate (3-1/2% per annum, unless a 5% annual rate is elected). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

   No election may be made that would result in a first Annuity payment of less than $20 or total yearly Annuity payments of less than $100. If the value of the Contract is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

   The retirement date and the Annuity Options available to Participants are normally established by the terms of the plan, subject to applicable provisions of the Code.


   Generally, distributions for all Plan Participants other than 5% owners must begin no later than April 1 of the calendar year following the calendar year in which the Participant attains age 70-1/2, or retires, if later. For Participants who are 5% owners, such distributions must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70-1/2.


   In determining the amount of benefit payments, the minimum distribution incidental death benefit rule described in IRS regulations* must be satisfied. This distribution rule does not apply if any of the Annuity Options under (b) below are elected with the spouse as the sole beneficiary. (See "Annuity Options.")

   Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

* This rule assures that any death benefits payable under the Plan are incidental to the primary purpose of the Plan which is to provide retirement benefits or deferred compensation to the Participant. The amount to be distributed under this rule is determined based on the Participant's age and tables contained in the IRS regulations.

   The Participant will be subject to a 50% federal penalty tax on the amount of distribution required each year which is not distributed under the Code's minimum distribution rules.

Annuity Options

Lifetime:

(a) Life Annuity--an Annuity with payments guaranteed to the date of the Annuitant's death. This option may be elected with payments guaranteed for 5, 10, 15 or

 -----------------------------------------------------------------------------

    20 years or such other periods as we may offer at the time of annuitization. Because it provides a specified minimum number of Annuity payments, the election of a guaranteed payment period results in somewhat lower payments.


(b) Life Income Based Upon the Lives of Two Payees--An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

  (i) 100% of the payment to continue after the first death;

 (ii) 66-2/3% of the payment to continue after the first death;

(iii) 50% of the payment to continue after the first death;

 (iv) payments for a minimum of 120 months, with 100% of the payment to continue after the first death; or

  (v) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant

   Because (iv) provides a specified minimum number of Annuity payments, the election of the guaranteed payment period results in somewhat lower payments.

   Payments under any lifetime Annuity Option will be determined without regard to the sex of the Annuitant(s). Such Annuity payments will be based solely on the age of the Annuitant(s)

   If a lifetime option is elected without a guaranteed minimum payment period, it is possible that only one Annuity payment will be made if the Annuitant under (a), or the surviving Annuitant under (b), should die prior to the due date of the second Annuity payment.

   Once lifetime annuity payments begin, neither the Contract Holder nor the Annuitant can elect to receive a lump-sum settlement.

Nonlifetime:
   Payments for a Specified Period an Annuity with payments to be made for 3 to 30 years, as selected. If this option is elected on a variable basis, the Contract Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump sum elected before 3 years of payments have been completed will be treated as a withdrawal during the Accumulation Period, and any applicable deferred sales charge will be assessed. (See "Deferred Sales Charge.") This option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

   The Company makes a daily deduction for mortality and expense risks from any Contract values held on a variable basis. (See "Mortality and Expense Risk Charges.") Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though the Company assumes no mortality risk.

   The Company may make available to Contact Holders and other payees optional methods of payment in addition to the Annuity Options described.

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                                      11

                                DEATH BENEFIT
 =============================================================================

Accumulation Period
   At the direction of the Contract Holder, who in most plans is the beneficiary, a portion or all of any death proceeds may be (a) paid to the Participant's beneficiary under the Plan in a lump sum; (b) applied under any of the Annuity Options; (c) subject to applicable provisions of the Code, left in the variable investment options; or (d) subject to applicable provisions of the Code, left on deposit in the Company's general account with the Participant's beneficiary electing to receive monthly, quarterly, semiannual or annual interest payments at the interest rate then currently being credited on such deposits. (The balance on deposit can be withdrawn at any time or applied under any "Annuity Options.") Any lump-sum payment paid during the Accumulation Period or under the applicable lifetime or nonlifetime Annuity options will normally be made within seven calendar days after proof of death acceptable to the Company and a request for payment are received at the Company's Home Office.

   Until the election of method of payment, amounts will remain invested as they were before the death, and the beneficiary will assume all rights under the Contract. The Code requires that distributions begin within a certain time period. If the Participant's beneficiary under the Plan is the surviving spouse, the Code allows a Plan to give the Participant's beneficiary until the Participant would have attained age 70-1/2 to begin Annuity payments or to receive a lump-sum distribution. If the Participant's beneficiary under the Plan is not the surviving spouse, Annuity payments must begin by December 31 of the year following the year of death, or the entire value must be distributed by December 31 of the fifth year following the year of your death. In no event may payments to any beneficiary expend beyond the life of the beneficiary or any period certain greater than the beneficiary's life expectancy. If no elections are made concerning distribution, no distributions will be made. Failure to commence distribution within the above time periods can result in tax penalties. In no event may payments to any Participant's beneficiary extend beyond the life of the Participant's beneficiary or any period certain greater than the Participant's beneficiary's life expectancy.


   If a lump-sum distribution is elected, the beneficiary will receive the value of the Contract determined as of the Valuation Period in which proof of death acceptable to us and a request for payment are received at the Home Office. If an Annuity Option is elected, the value applied to the Annuity Option is determined in the same manner as a lump-sum distribution; the amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments. (See "Annuity Period.") If amounts are left in the variable investment options, the Account Value will continue to be affected by the investment performance of the investment option(s) selected. If amounts are left on deposit in the general account, the principal amount is guaranteed by interest payments may vary. In general, regardless of the method of payment, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments. (See "Tax Status.")


Annuity Period
   Should an Annuitant die after Annuity payments have begun, any death benefit payable will depend upon the terms of the Contract and the Annuity Option selected.

   If lifetime option (a) or (b) was elected without a guaranteed minimum payment period under the Contract, Annuity payments will cease upon the death of the Annuitant under a Life Annuity or the death of the second Annuitant under options (b)(i)(ii), (iii), or (v).

   Under the Contract, if lifetime option (a) or (b) was elected with a guaranteed minimum payment period and the death of the Annuitant under option
(a) or the surviving Annuitant under option (b)(iv) occurs before the end of that period, the Company will pay to the designated beneficiary in lump sum, unless otherwise requested, the present value of the guaranteed Annuity payments remaining. Such value will be determined as of the Valuation Period in which proof of death acceptable to the Company and a request for payment are received at its Home Office. The value will be reduced by any payments made after the date of death.

   If the nonlifetime option was elected under the Contract and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump sum to the beneficiary and no deferred sales charge will be imposed. Such value will be determined as of the Valuation Period in which proof of death acceptable to the Company and a request for payment are received at the Home Office.

   Any lump sum payment paid under the applicable lifetime or nonlifetime Annuity Options will normally be

 -----------------------------------------------------------------------------
made within seven calendar days after proof of death, acceptable to us, and a request for payment are received at our Home Office.

   Under the Code, if the Annuitant under a Plan dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining values must be distributed to the Participant's beneficiary under the Plan at least as rapidly as under the original method of distribution.

                                  TAX STATUS
 =============================================================================

Federal Tax Status of the Company
   The Company is taxed as a life insurance company in accordance with the Code. For federal income tax purposes, the operations of the Separate Account form a part of the Company's total operations and are not taxed independently, although operations of the Separate Account are treated separately for accounting and financial statement purposes. Under the current provisions of the Code, the investment income and realized capital gains of the Separate Account (i.e., income and capital gains distributed to the Separate Account by the Funds) will not be taxable to the Company to the extent such amounts are credited to the Contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. However, the Company reserves the right to make a deduction for federal income taxes attributable to the Contracts should such taxes be imposed in the future.


Use of the Contract
   There are two Contracts described in this Prospectus. One Contract is intended to provide retirement benefits to Participants under qualified Plans established by self- employed individuals (HR 10 Plans). The other Contract is designed for qualified tax-deferred retirement plans established by corporations (401 Plans). Some of the options and elections under the Contracts may not be available to Participants under the provisions of the Plans.


Tax Status of Amounts Distributed Under the Contract
   The following description of the federal income tax status of amounts distributed under the Contracts is not exhaustive and is not intended to cover all situations. Contract Holders and Participants should seek advice from their tax advisers as to the application of federal (and where applicable, state and local) tax laws to amounts received by them and by their beneficiaries under the Contracts.

   The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) the Participant has attained age 59-1/2,
(b) the Participant has become disabled, (c) the Participant has died, (d) the Participant has attained age 55 and has separated from service with the Plan sponsor, (e) the distribution amount is rolled over into an Individual Retirement Annuity or Account ("IRA") in accordance with terms of the Code, or (f) the distribution amount is annuitized over the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and beneficiary, provided the Participant has separated from service with the Plan sponsor. In addition, the penalty tax is abated for the amount of a distribution equal to unreimbursed medical expenses incurred by the Participant that qualify for deduction as specified in the Code.

   Whether the Participant elects a lump sum or Annuity payments, if a Participant has made after-tax contributions to the Plan, the Participant will have a cost basis (equal to such contributions) which can be recovered tax free from distributions from the Plan.

   The Contract Holder, on behalf of a payee (a Participant, surviving spouse, and former spouse, if entitled to benefits under certain divorce orders) entitled to a distribution under this Contract on or after January 1, 1993, may elect a direct rollover of an eligible rollover distribution. A direct rollover is the payment by the Company to another eligible retirement plan. The election of a direct rollover must be made in accordance with the Company's procedures.

   An eligible rollover distribution is a distribution of all or any portion of an amount payable except for any distribution: (1) that is one of a series of equal payments (made at least once a year) for the life/life expectancy of the payee or payee and beneficiary, or for a period of ten years or more; (2) that is a required minimum distribution under Code Section 401(a)(9); and (3) any distribution or portion thereof that is not taxable.

   If a direct rollover of an eligible rollover distribution is made, the Company must report the amount of the distribution to the IRS and the Participant, but is not required to withhold any federal or state income tax. If an eligible rollover distribution is paid to the payee (as defined

 -----------------------------------------------------------------------------
above), the Company must withhold 20% federal income tax and any required state income tax. For taxable amounts that are not eligible rollover distributions, if payable to the Participant, he or she has the right to choose not to have federal income tax withheld.

   If a Participant receives a payment prior to reaching age 59-1/2, and does not roll the payment over, in addition to the tax withholding, a 10% penalty tax on the taxable portion of the payment may apply (unless the payment is subject to an exception listed above).

   Federal income and state taxes will be withheld from any payments paid directly to a Participant, unless instructed otherwise. The Company will report to the IRS the taxable portion of all distributions whether or not income taxes are withheld.

   a. Accumulation Period


   The Purchase Payments and investment results of the Separate Account credited to the value of the Contract are not taxable to Participants until distributed. Lump-sum payments will generally be taxed to Participants as ordinary income in the year received. Special provisions of the Code may afford more favorable tax treatment for lump-sum distributions under HR 10 Plans or Corporate 401 Plans.


   b. Annuity Period

   Annuity payments will generally be fully taxable to Participants as ordinary income when received.

                                MISCELLANEOUS
 =============================================================================


Performance Reporting
   From time to time, the Company may advertise different types of historical performance for the variable funding options under the Separate Account. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding option and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a monthly, quarterly, year-to-date and three-year periods.

   The Company may also advertise certain ratings, rankings or other information related to the Company, the Separate Account or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

Voting Rights
   Each Contract Holder may direct the Company in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.


   The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of the Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

   Each Contract Holder will receive a notice of each meeting of the shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct the Company will be cast by the Company in the same proportion as the votes for which directions have been received by the Company.

 -----------------------------------------------------------------------------

Modification of the Contract
   The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by giving written notice to the Contract Holder 30 days before the effective date of the change. The following Contract provisions may be considered material by the Company and cannot be changed without the approval of appropriate state or federal regulatory authorities:

   (a) transfers among investment options;

   (b) notification to the Contract Owner;

   (c) conditions governing payments of withdrawal values;

   (d) terms of Annuity options;

   (e) death benefit payments; and

   (f) maintenance fee provisions

   However, changes to items (a) thorough (g) listed below will apply only to new Participants enrolled under a Contract after the effective date of the modification:

   (a) the Annuity options,

   (b) the contractual promise that no deduction will be made from Purchase Payments for sales or administrative expenses,

   (c) increasing the deferred sales charge,

   (d) increasing the mortality and expense risk charges,

   (e) increasing the administrative expense charge provision, if applicable,

   (f) increasing the annual maintenance fee charge, and


   (g) the maximum allocation and transfer fees.


   If the Contract Holder has not accepted the proposed change at the time of the effective date, no new Participants may be enrolled under the Contract. However, additional Purchase Payments may continue to be made on behalf of Participants already enrolled under the Contract.

   No change may effect any Annuity beginning before the effective date of such modification unless deemed necessary for the Plan or Contract to comply with the requirements of the Code or other laws and regulations affecting the Plan or Contract.

Contract Holder Inquiries
   A Contract Holder may direct inquiries to a local representative of the Distributor or may write directly to the Company at the address shown on the cover page of this prospectus.

Telephone Transfers
   The Participant automatically has the right to make transfers among Funds by telephone. The Company has enacted procedures to prevent abuses of Individual Account transactions via the 800 number. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. The Participant is responsible for safeguarding his or her PIN, and for keeping account information confidential. If the Company fails to follow its procedures, it would be liable for any losses to the Participant's Individual Account resulting from the failure. To ensure authenticity, the Company records all calls on the 800 line. Note: all Individual Account information and transactions permitted are subject to the terms of the Plan(s).

Transfer of Ownership; Assignment
   Unless contrary to applicable law, assignment of the Contract or an Individual or Plan Account is prohibited.

Legal Proceedings
   We know of no material legal proceedings pending to which the Separate Account is party or which would materially affect the Separate Account.


Legal Matters
   The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.



 -----------------------------------------------------------------------------

                               CONTENTS OF THE
                     STATEMENT OF ADDITIONAL INFORMATION
 =============================================================================

                      General Information and History
                      Variable Annuity Account C
                      Offering and Purchase of Contracts
                      Annuity Payments
                      Sales Material and Advertising
                      Independent Auditors
                      Financial Statements of the Separate Account
                      Financial Statements of Aetna Life Insurance and Annuity Company

 -----------------------------------------------------------------------------

                                  APPENDIX I
                       GUARANTEED ACCUMULATION ACCOUNT
 =============================================================================

   The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts described in this Prospectus. Contract Holders and Participants should read the accompanying GAA prospectus carefully before investing. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized Separate Account. Amount allocated to Short-Term Classifications of GAA are held in the Company's general account.

   GAA is a credited interest option where the Company guarantees stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time, amounts may be applied to any or all of available Guaranteed Terms within the Short-Term and Long-Term
Classifications. The Short-Term Classification consists of all Guaranteed Terms of 3 years or less and the Long-Term Classification consists of all Guaranteed Terms of 10 years or less, but greater than 3 years.

   Withdrawals or transfers from a Guaranteed Term prior to the end of that Guaranteed Term may be subject to a Market Value Adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Contract Holder or, if applicable, the Participant receiving an amount which is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge, tax penalties and/or withholding.

   By notifying the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under GAA transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments. GAA cannot be used as an investment option during the Annuity Period.

Mortality and Expense Risk Charges
   The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers
   Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one Classification to available Guaranteed Terms of another Classification. The Company will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA and are not counted as one of the 12 free transfers of accumulated values in the Individual or Plan Account.

Reinvestment Privilege
   Any amounts reinvested in GAA will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated prior to withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

 -----------------------------------------------------------------------------

                                 APPENDIX II
                                FIXED ACCOUNT
 =============================================================================

   The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in the Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Credited Interest Option Fixed Account
   This option guarantees that amounts allocated to this option will earn the minimum interest rates specified in the Contract. (This minimum interest rate cannot be changed by the Company.) The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.


   The Company may pay any Fixed Account withdrawal value in one lump sum to the Contract Holder if (a) the total of the current Fixed Account withdrawal and (b) the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months is less than $250,000 for HR 10 Contracts, or $500,000 for Corporate 401 Contracts. However, if the total is equal to or greater than $250,000 for HR 10 Contracts, or $500,000 for Corporate 401 Contracts, the Company will pay the Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months. This interest will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract. In addition, under certain emergency conditions, the Company may defer payment (a) for a period of up to 6 months or (b) as provided by federal law.


   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

Mortality and Expense Risk Charges
   The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options
   Transfers from the Fixed Account to any other available investment option are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

   By notifying the Company at its Home Office at least 30 days before Annuity payments begin, the Contract Holder or, if permitted by the Plan, the Participant may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Funds available during the Annuity Period, to provide variable Annuity payments.

 -----------------------------------------------------------------------------
                                      18

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY



              Statement of Additional Information dated May 1, 1997

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-232-5422
Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS


                                                                      Page

General Information and History........................................2
Variable Annuity Account C.............................................2
Offering and Purchase of Contracts.....................................3
Performance Data.......................................................3
     General...........................................................3
     Average Annual Total Return Quotations............................4
Annuity Payments.......................................................6
Sales Material and Advertising.........................................7
Independent Auditors...................................................7
Financial Statements of the Separate Account........................ S-1
Financial Statements of Aetna Life Insurance and Annuity Company.... F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $__ billion (subject to $___ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $___ billion in assets held in the Company's separate accounts. The Company had $___ billion in assets under management, including $__ billion in its mutual funds. As of ________________, it ranked among the top __% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. (See "Charges and Deductions" in the prospectus.) The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the variable investment options of the Separate Account will be invested exclusively in shares of the Funds described in the prospectus. Purchase Payments made under the Contract may be allocated to one or more of the variable options. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:


                  Aetna Variable Fund
                  Aetna Income Shares
                  Aetna Variable Encore Fund
                  Aetna Investment Advisers Fund, Inc.
                  American Century VP Capital Appreciation (formerly TCI Growth)


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the section titled "Contract Purchase" and "Determining Contract Value."

                                PERFORMANCE DATA

GENERAL


From time to time, the Company may advertise different types of historical performance for the variable investment options available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various variable investment options under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the investment options will fluctuate over time, and any presentation of the total return quotations for any prior period should not be considered as a representation of how the investment options will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the variable investment options available under the Contracts. There are two sets of total return quotations shown below: one for HR 10 Contracts and one for Corporate 401 Contracts. The standardized returns for HR 10 Contracts assume a mortality and expense risk charge of 1.25%, a $30 annual maintenance fee and a deferred sales charge for ten years. The standardized returns for Corporate 401 Contracts assume a mortality and expense risk charge of 1.19%, a $30 annual maintenance fee and a deferred sales charge for ten years.

The non-standardized returns assume the same charges but do not include the deferred sales charge. In both sets of tables, for those variable investment options where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                 HR 10 CONTRACTS

                                         -------------------------------------------------------------------------------------------
                                                                                                                            FUND
         ($30 MAINTENANCE FEE)                     STANDARDIZED                          NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
            INVESTMENT OPTION             1  Year    5 Years     10 Years   1 Year     3 Years     5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     04/30/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     06/01/78
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              09/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Aggressive Growth
   (formerly TCI Growth)                                                                                                 11/20/87
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.



                             CORPORATE 401 CONTRACTS

                                         -------------------------------------------------------------------------------------------
                                                                                                                            FUND
         ($30 MAINTENANCE FEE)                     STANDARDIZED                          NON-STANDARDIZED                INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
           INVESTMENT OPTION             1  Year    5 Years     10 Years   1 Year     3 Years     5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                     04/30/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     06/01/78
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              09/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                     09/12/96
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Aggressive Growth
   (formerly TCI Growth)                                                                                                 11/20/87
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit Values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Date begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Date.

EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.


                         SALES MATERIAL AND ADVERTISING


The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.


We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the variable investment options to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the variable investment option being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.


                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report............................. S-
Statement of Assets and Liabilities...................... S-
Statement of Operations.................................. S-
Statements of Changes in Net Assets...................... S-
Notes to Financial Statements ........................... S-
Condensed Financial Information.......................... S-








        FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE
             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY























Form No. SAI.75980-97                                    ALIAC Ed.  MAY 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a) Financial Statements: *
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Independent Auditors' Report
                  - Statement of Assets and Liabilities as of December 31, 1996
                  - Statement of Operations for the year ended December 31, 1996
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1996 and 1995
                  - Notes to Financial Statements
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994
                  - Consolidated Balance Sheets as of December 31, 1996 and 1995
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)    Form of Variable Annuity Contract (I-CDA-HD)(4)
         (4.3)    Form of Variable Annuity Contract (GIH-CDA-HB)
         (4.4)    Form of Variable Annuity Contract (IMT-CDA-HO)
         (4.5)    Form of Variable Annuity Contract (G-CDA-HD)(5)
         (4.6)    Form of Variable Annuity Contract (GIP-CDA-HB)(6)
         (4.7)    Form of Endorsement (EGAAE-IO) to Contract GIH-CDA-HB
         (4.8)    Form of Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and
                  IMT-CDA-HO
         (4.9)    Form of Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and
                  IMT-CDA-HO
         (4.10)   Form of Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB

         (4.11)   Form of Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB
         (4.12)   Form of Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB
         (4.13)   Form of Endorsement (ETCI-IB) to Contracts GIH-CDA-HB,
                  GIP-CDA-HB and IMT-CDA-HO
         (4.14)   Form of Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB
         (4.15)   Form of Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF
         (4.16)   Form of Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD
         (4.17)   Form of Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD
         (4.18)   Form of Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO
         (4.19)   Form of Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and
                  GIH-CDA-HB
         (4.20)   Form of Endorsement (EUSR-HC) to Contract IMT-CDA-HO
         (4.21)   Form of Endorsement (EGAWI-HC) to Contract IMT-CDA-HO
         (4.22)   Form of Endorsement (ERPH-HB) to Contract IMT-CDA-HO
         (4.23)   Form of Endorsement (EIECVT-HI) to Contract IMT-CDA-HO
         (4.24)   Form of Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO
                  and GIH-CDA-HB
         (4.25)   Form of Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO
         (4.26)   Form of Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB
         (4.27)   Form of Endorsement (EPUMF-IC) to Contract GIH-CDA-HB
         (4.28)   Form of Endorsement (EGECVT-HI) to Contract GIH-CDA-HB
         (4.29)   Form of Endorsement (ERPH-HB) to Contract GIH-CDA-HB
         (4.30)   Form of Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB
         (4.31)   Form of Endorsement (EPAMAR-HD) to Contracts
                  GIH-CDA-HB and GIP-CDA-HB
         (5.1)    Form of Variable Annuity Contract Application (300-GPP-10)(7)
         (5.2)    Form of Variable Annuity Contract Application (200-IMC-HG)
         (6.1)    Certificate of Incorporation and By-Laws of Aetna Life
                  Insurance and Annuity Company(8)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(4)
         (7)      Not applicable
         (8)      Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(9)
         (14)     Not applicable
         (15.1)   Powers of Attorney(4)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on April 22, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75984), as filed on April 28, 1995.
7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 28, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75990), as filed on April 25, 1994.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*          Positions and Offices with Depositor
------------------         ------------------------------------

Daniel P. Kearney          Director and President

Timothy A. Holt            Director, Senior Vice President and Chief Financial
                           Officer

Christopher J. Burns       Director and Senior Vice President

Laura R. Estes             Director and Senior Vice President

Gail P. Johnson            Director and Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Vice President

Glen Salow                 Director and Vice President

Creed R. Terry             Director and Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 12, 1997.

Item 27.      Number of Contract Owners

     As of December 31, 1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             -----------               -------------          -----------        -------------
Aetna Life Insurance                              $1,325,661                                $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-4 (File No. 33-75980) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of February, 1997.

                                    VARIABLE ANNUITY ACCOUNT C OF AETNA
                                    LIFE INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                             By:    AETNA LIFE INSURANCE AND ANNUITY
                                    COMPANY
                                      (Depositor)

                             By:     Daniel P. Kearney*
                                     ------------------------------------------
                                     Daniel P. Kearney
                                     President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-75980) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                                  Date
---------                             -----                                                                  ----
Daniel P. Kearney*                    Director and President                                         )
------------------------------------  (principal executive officer)                                  )
Daniel P. Kearney                                                                                    )
                                                                                                     )
Timothy A. Holt*                     Director, Senior Vice President and                             )   February
-----------------------------------  Chief Financial Officer                                         )
Timothy A. Holt                                                                                      )    12, 1997
                                                                                                     )
Christopher J. Burns*                 Director                                                       )
------------------------------------                                                                 )
Christopher J. Burns                                                                                 )
                                                                                                     )
Laura R. Estes*                       Director                                                       )
------------------------------------                                                                 )
Laura R. Estes                                                                                       )
                                                                                                     )
Gail P. Johnson*                       Director                                                      )
------------------------------------                                                                 )
Gail P. Johnson                                                                                      )
                                                                                                     )





John Y. Kim*                           Director                                                      )
------------------------------------                                                                 )
John Y. Kim                                                                                          )
                                                                                                     )
Shaun P. Mathews*                      Director                                                      )
------------------------------------                                                                 )
Shaun P. Mathews                                                                                     )
                                                                                                     )
Glen Salow*                            Director                                                      )
------------------------------------                                                                 )
Glen Salow                                                                                           )
                                                                                                     )
Creed R. Terry*                        Director                                                      )
------------------------------------                                                                 )
Creed R. Terry                                                                                       )
                                                                                                     )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller             )
------------------------------------                                                                 )
Deborah Koltenuk                                                                                     )


By:      /s/
         ------------------------------------------
         *Julie E. Rockmore
         Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account C

99-B.3.1               Form of Broker-Dealer Agreement                                                       *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.4.1               Form of Variable Annuity Contract (G-CDA-HF)                                          *

99-B.4.2               Form of Variable Annuity Contract (I-CDA-HD)                                          *

99-B.4.3               Form of Variable Annuity Contract (GIH-CDA-HB)
                                                                                                      -----------------

99-B.4.4               Form of Variable Annuity Contract (IMT-CDA-HO)
                                                                                                      -----------------

99-B.4.5               Form of Variable Annuity Contract (G-CDA-HD)                                          *

99-B.4.6               Form of Variable Annuity Contract (GIP-CDA-HB)                                        *

99-B.4.7               Form of Endorsement (EGAAE-IO) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.8               Form of Endorsement (EGISA-IA) to Contracts GIH-CDA-HB
                       and IMT-CDA-HO
                                                                                                      -----------------

99-B.4.9               Form of Endorsement (EVPE-IC) to Contracts GIH-CDA-HB
                       and IMT-CDA-HO
                                                                                                      -----------------

99-B.4.10              Form of Endorsement (EGE2MF5-IB) to Contract
                       GIH-CDA-HB
                                                                                                      -----------------

99-B.4.11              Form of Endorsement (EGAWA-HC) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.12              Form of Endorsement (EGAWGU-HC) to Contracts
                       GIH-CDA-HB and GIP-CDA-HB
                                                                                                      -----------------

99-B.4.13              Form of Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and
                       IMT-CDA-HO
                                                                                                      -----------------

99-B.4.14              Form of Endorsement (EGP-MDRPM-96) to Contracts
                       GIH-CDA-HB and GIP-CDA-HB
                                                                                                      -----------------

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----

99-B.4.15              Form of Endorsement (EGP-MDRHF-96) to Contract
                       G-CDA-HF
                                                                                                      -----------------

99-B.4.16              Form of Endorsement (EGP-MDRHD-96) to Contract
                       G-CDA-HD
                                                                                                      -----------------

99-B.4.17              Form of Endorsement (EIP-MDRHD-96) to Contract
                       I-CDA-HD
                                                                                                      -----------------

99-B.4.18              Form of Endorsement (EIP-MDRPM-96) to Contract
                       IMT-CDA-HO
                                                                                                      -----------------

99-B.4.19              Form of Endorsement (ESVB-HB) to Contracts IMT-CDA-HO
                       and GIH-CDA-HB
                                                                                                      -----------------

99-B.4.20              Form of Endorsement (EUSR-HC) to Contract IMT-CDA-HO
                                                                                                      -----------------

99-B.4.21              Form of Endorsement (EGAWI-HC) to Contract IMT-CDA-HO
                                                                                                      -----------------

99-B.4.22              Form of Endorsement (ERPH-HB) to Contract IMT-CDA-HO
                                                                                                      -----------------

99-B.4.23              Form of Endorsement (EIECVT-HI) to Contract IMT-CDA-HO
                                                                                                      -----------------

99-B.4.24              Form of Endorsement (ESF-GPHIMT-HD) to Contracts
                       IMT-CDA-HO and GIH-CDA-HB
                                                                                                      -----------------

99-B.4.25              Form of Endorsement (EEIMEDH-IB) to Contract
                       IMT-CDA-HO
                                                                                                      -----------------

99-B.4.26              Form of Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.27              Form of Endorsement (EPUMF-IC) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.28              Form of Endorsement (EGECVT-HI) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.29              Form of Endorsement (ERPH-HB) to Contract GIH-CDA-HB
                                                                                                      -----------------

99-B.4.30              Form of Endorsement (EEIMEDH-IB) to Contract
                       GIH-CDA-HB
                                                                                                      -----------------

*Incorporated by reference
**To be filed by amendment





Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.4.31              Form of Endorsement (EPAMAR-HD) to Contracts
                       GIH-CDA-HB and GIP-CDA-HB
                                                                                                      -----------------

99-B.5.1               Form of Variable Annuity Contract Application (300-GPP-10)                            *

99-B.5.2               Form of Variable Annuity Contract Application (200-IMC-HG)
                                                                                                      -----------------

99-B.6.1               Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.6.2               Amendment of Certificate of Incorporation of Depositor                                *

99-B.8                 Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9                 Opinion of Counsel                                                                    **

99-B.10.1              Consent of Independent Auditors                                                       **

99-B.10.2              Consent of Counsel                                                                    **

99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

27                     Financial Data Schedule                                                               **

*Incorporated by reference
**To be filed by amendment